Average Annual Total Returns{- Fidelity® Nasdaq Composite Index® ETF} - 11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-11 - Fidelity® Nasdaq Composite Index® ETF	Fidelity Nasdaq Composite Index ETF-Default Return Before Taxes Past 1 year	Fidelity Nasdaq Composite Index ETF-Default Return Before Taxes Past 5 years	Fidelity Nasdaq Composite Index ETF-Default Return Before Taxes Past 10 years	Fidelity Nasdaq Composite Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity Nasdaq Composite Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity Nasdaq Composite Index ETF-Default After Taxes on Distributions Past 10 years	Fidelity Nasdaq Composite Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Nasdaq Composite Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Nasdaq Composite Index ETF-Default After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	44.79%	22.04%	18.32%	44.23%	21.63%	17.99%	26.43%	17.94%	15.62%	44.92%	22.12%	18.46%